Investment in Associate (Details 2) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Current assets	$ 6,551	$ 7,616
Current liabilities	1,794	151
Equity	148,557	9,619	$ 59,594	$ 12,329
Company's share of equity -36.5% and 27.4%	99,674	9,619
Stimunity S.A. [Member]
Statement Line Items [Line Items]
Current assets	700	1,100
Non-current assets
Current liabilities	100	300
Equity	600	900
Company's share of equity -36.5% and 27.4%	$ 200	$ 300